Plan Description	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the ConocoPhillips Savings Plan (Plan) is as of December 31, 2025 and provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General
The Plan is a defined contribution, 401(k) profit sharing plan, which includes an employee stock ownership plan (ESOP) component. Fidelity Workplace Services LLC serves as record keeper for the Plan and Fidelity Management Trust Company (Fidelity) serves as trustee.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

During 2024, ConocoPhillips acquired Marathon Oil Corporation. Effective December 31, 2025, the Marathon Oil Company Thrift Plan was merged into the Plan with a net asset transfer of $793.8 million, which included a frozen self-directed brokerage account feature (see Note 3).

Eligibility
Generally, active employees of ConocoPhillips Company (the Company) and its subsidiaries on the direct U.S. dollar payroll are eligible to participate in the Plan.

Contributions
Most U.S. employees are eligible to participate in the Plan. Employees can deposit up to 75 percent of their eligible pay, subject to statutory limits, in the Plan to a variety of investment funds. Employees who participate in the Plan and contribute at least 1 percent of their eligible pay receive a 6 percent company cash match with a potential company discretionary cash contribution of up to 6 percent. For the plan year ended December 31, 2025, a company discretionary cash contribution of 3 percent was approved for January through June and 3 percent was approved for July through December.

New employees, rehires, and employees that elected to opt out of the Cash Balance Plan (Title II of ConocoPhillips Retirement Plan) are eligible for a Company Retirement Contribution (CRC). These participants receive a 6 percent company contribution. The CRC does not require any employee contributions.

Active employees are eligible to make catch-up contributions to the Plan beginning in the year they attain the age of 50.

Plan assets are invested in a variety of investment funds; however, the ConocoPhillips Leveraged Stock Fund, Phillips 66 Leveraged Stock Fund, and Phillips 66 Stock Fund are closed to new contributions. Investments in the Plan are participant-directed.

Participant Accounts
Each participant’s account is allocated active employee contributions, company contributions, Plan earnings and losses, and charged with an allocation of investment and administrative expenses, as applicable. Allocations are based on participant earnings or account balances. Recordkeeping expenses are charged directly to each participant’s account on a quarterly basis. The benefit to which a participant is entitled is the balance in the participant’s vested account.

Vesting
Participants are immediately vested in their own contributions, company match and discretionary contributions. Participants in the CRC are 100% vested after three years of service with the Company.
Voting Rights
As a beneficial owner of ConocoPhillips Stock, Plan participants and beneficiaries are entitled to direct the trustee to vote the ConocoPhillips Stock attributable to their accounts.

Diversification
Generally, participants may make unlimited exchanges out of any investment fund in any dollar amount, whole percentages, or shares of their account to another investment fund subject to the exchange rules of the Plan. In addition, using selected investment percentages, a participant may request a reallocation of both the existing account and future contribution allocations or a rebalancing of the participant’s existing account.

Share Accounting Method for ConocoPhillips Stock
Participants have the ability to buy or sell shares in real time. Real-time trading allows a participant to see a quote of the current market price and submit a buy/sell market or limit order eligible for immediate execution during normal market hours.

Distributions
Total distributions from participant accounts can be made upon the occurrence of specified events, including the attainment of the age of 59½, death, disability, or termination of employment. Partial distributions are permitted in cases of specified financial hardship.

Installment Payments
A terminated employee or a beneficiary who is the surviving spouse of a participant is eligible to elect a distribution based on a fixed dollar amount or life expectancy installment payments.

Dividend Pass Through
A participant can make an election to receive cash dividends on the shares of ConocoPhillips Stock attributable to the participant’s account invested in the ConocoPhillips Stock Fund and the ConocoPhillips Leveraged Stock Fund. The distribution of these dividends is made on each dividend payment date.

Forms of Payment
Generally, distributions from participant accounts invested in ConocoPhillips Stock and Phillips 66 Stock can be made in cash, stock, or a combination of both. Distributions from all other funds in the Plan are made in cash. An election to make an eligible rollover distribution is also available.

Participant Loans
Active employee participants can request a loan from their account in the Plan. The minimum loan is $1,000. Generally, the maximum loan is the lesser of $50,000 or one-half of the vested value of the participant’s account. For those eligible for loans, three outstanding loans are available at any one time, one of which can be a home loan. Generally, the maximum term of a home loan is 238 months, and the maximum term of a general purpose loan is 58 months.

Plan Trust Agreement
The trust agreement with Fidelity provides for the administration of all assets in the Plan.

Administration
The Plan is administered by the ConocoPhillips Company Benefits Committee (Committee). Members of the Committee are appointed by the Board of Directors of the Company and serve without compensation, but may be reimbursed by the Company for necessary expenditures incurred in the discharge of their duties. Administrative expenses of the Plan are paid from assets of the Plan to the extent allowable by law, unless paid by the Company.
Excess Contribution Payable
Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service (IRS) are recorded as a liability with a corresponding reduction to contributions. The Plan distributed the excess contributions for Plan Year 2025 to the applicable participants by May 1, 2026.